Related party transactions	12 Months Ended
Mar. 28, 2026
Related Party Transactions [Abstract]
Related party transactions
17.	Related party transactions:

(a)	The Company is party to certain related party transactions. Balances related to these related parties are disclosed in the consolidated financial statements except the following:

	Fiscal Year Ended
	March 28, 2026	March 29, 2025 (In thousands)	March 30, 2024
Expenses incurred:
Management fees to related parties (b)	$25	$17	$41
Consultant fees to a related party (f)	—	55	217
Expense reimbursement to a related party (d)	19	26	25
Interest expense on cash advance received from controlling shareholder (c)	253	229	226
Compensation paid to a related party (e)	400	374	366
Fees charged to RMBG in exchange for retail support and administrative services (g)	(515)	(521)	(613)
Interest expense and other fees on Mangrove Loan received from controlling shareholder (h)	653	—	—
Fees on Support Letters (i)	100	—	—
Consultant fees to a related party (j)	83	—	—
Balances:
Accounts payable to related parties	199	39	117
Interest payable on cash advance received from controlling shareholder (c)	252	19	18
Receivable from joint venture (g)	28	161	214
Interest payable on Mangrove Loan received from controlling shareholder (h)	425	—	—
Fees payable on Support Letters (i)	$100	$—	$—

(b)
Effective January 1, 2016, the Company entered into a management consulting services agreement with Gestofi S.A. (“Gestofi”) all in accordance with the Company’s Code of Conduct relating to related party transactions. Under the management consulting services agreement, Gestofi provides the Company with services related to the obtaining of financing, mergers and acquisitions, international expansion projects, and such other services as the Company may request. Under the agreement, the Company paid an annual retainer of €140,000 (approximately $202,000 in Canadian dollars). The original term of the agreement was until December 31, 2016 and the agreement was automatically extended for successive terms of one year as neither party gave a 60 days’ notice of its intention not to renew. The yearly renewal of the agreement was subject to the review and approval of the Company’s corporate governance and nominating committee and the Board of Directors in accordance with the Company’s Code of Conduct relating to related party transactions. In November 2018, the agreement was renewed on the same terms and conditions except that the retainer was reduced to €40,000 (approximately $61,000 in Canadian dollars). In March 2019, the agreement was amended to (i) waive the yearly retainer and reimburse only the out-of-pocket expenses related to the services, and (ii) allow for a success fee to be mutually agreed upon between the Company and Gestofi in the event that financing or a capital raise is achieved. The agreement has been renewed annually since November 2019 and was renewed in December 2025 for an additional one-year term on the same terms and conditions. In fiscal 2026, 2025, and 2024, the Company incurred expenses of €15,450 (approximately $25,000 in Canadian dollars), €11,350 (approximately $17,000 in Canadian dollars), and €28,000 (approximately $41,000 in Canadian dollars), respectively, under this agreement to Gestofi.

(c)
The Company has a cash advance outstanding from one of its controlling shareholders, Montel (formerly Montrovest), of U.S. $1.5 million (approximately $2.2 million in Canadian dollars) originally received in May 2009 from Montrovest. This cash advance was provided to the Company by Montrovest to finance working capital needs and for general corporate purposes. This advance and any interest thereon is subordinated to the indebtedness of the Company’s Amended Credit Facility and Amended Term Loan. This cash advance bears an annual interest rate of 11%, net of withholding taxes, representing an effective interest rate of approximately 12%, and is repayable upon demand by Montel once conditions stipulated in the Company’s Amended Credit Facility permit such a payment. At March 28, 2026 and March 29, 2025 advances payable to the Company’s controlling shareholder amounted to U.S. $1.5 million (approximately $2.1 million and $2.2 million in Canadian dollars), respectively.

On July 21, 2025, the Company obtained from Montel a deferral of interest payments payable in relation to the cash advance outstanding of U.S. $
1.5
 million effective immediately and through to July 31, 2026.
On June 5, 2026, the Company and Montel agreed that all interest owed up to July 31, 2026 on the cash advance outstanding of U.S. $1.5 million be paid in a lump sum of approximately $0.2 million, net of withholding taxes, in July 2026. The balance of interest of approximately $0.1 million, net of withholding taxes, is to be paid in 12 equal installments starting in August 2026. Effective August 1, 2026, interest on the outstanding balance on the cash advance shall be repayable on a monthly basis.

(d)
In accordance with the Company’s Code of Conduct related to related party transactions, in April 2011, the Company’s corporate governance and nominating committee and Board of Directors approved the reimbursement to Regaluxe Srl of certain expenses, such as rent, communication, administrative support and analytical service costs, incurred in supporting the office of Dr. Lorenzo Rossi di Montelera, the Company’s then Chairman, and of Mr. Niccolò Rossi di Montelera, the Company’s Chairman of the Executive Committee and the Company’s current Executive Chairman of the Board and Interim Chief Executive Officer, for the work performed on behalf of the Company, up to a yearly maximum of U.S. $260,000 (approximately $340,000 in Canadian dollars). The yearly maximum was reduced to U.S. $130,000 (approximately $170,000 in Canadian dollars), and in fiscal 2019 the terms were amended so that only administrative support and analytical service costs can be reimbursed. This agreement was further renewed in March 2020 on the same terms and conditions except that the expenses would be invoiced in Euros. In April 2025, the agreement was renewed for an additional one-year term on the same terms and conditions, and subsequently renewed in April 2026 for an additional one-year term on the same terms and conditions. During fiscal 2026, 2025, and 2024, the Company incurred expenses of €12,000, €17,000, and €17,000 (approximately $19,000, $26,000, and $25,000 in Canadian dollars), respectively to Regaluxe Srl under this agreement.

(e)
Effective January 1, 2017, the Company agreed to total annual compensation of €250,000 (approximately $388,000 in Canadian dollars), with Mr. Niccolò Rossi di Montelera in connection with his appointment as Executive Chairman of the Board and Chairman of the Executive Committee (until September 17, 2025 when the Executive Committee was dissolved). Mr. Rossi di Montelera does not receive any additional payments for his role as Interim Chief Executive Officer. In fiscal 2026, 2025, and 2024, the Company incurred costs of €250,000, €250,000 and €250,000 (approximately $392,000, $374,000, and $366,000 in Canadian dollars), respectively in connection with this agreement.

(f)
On March 28, 2018, the Company’s Board of Directors approved the Company’s entry into a consulting services agreement with Carlo Coda Nunziante effective April 1, 2018. Under the agreement, Carlo Coda-Nunziante, the Company’s former Vice President, Strategy, and brother-in-law to the Executive Chairman of the Board and Interim Chief Executive Officer, is providing advice and assistance on the Company’s strategic planning and business strategies for a total annual fee, including reimbursement of out-of-pocket expenses of €146,801 (approximately $222,000 in Canadian dollars), net of applicable taxes. In May 2024, the agreement was extended to September 30, 2024, and has not been renewed. In fiscal 2026, 2025 and 2024, the Company incurred charges of nil, €37,000 and €149,000 (approximately nil, $55,000 and $217,000 in Canadian dollars), including applicable taxes, respectively.

(g)
On April 16, 2021, the Company entered into a joint venture with FWI LLC (FWI) to form RMBG Retail Vancouver ULC (RMBG). The Company originally contributed nominal cash amounts as well as $1.6 million of certain assets in the form of a shareholder advance for 49% of the legal entity comprising the joint venture. This shareholder advance was fully reimbursed in fiscal 2024.

The Company provides RMBG with retail support and administrative services, and charges RMBG for these related services. During fiscal 2026, the Company charged $
514,500
to RMBG ($
520,623
and
612,500
in fiscal years 2025 and 2024, respectively). These fees are reflected as a reduction of selling, general and administrative expenses in the consolidated statement of operations. As of March 28, 2026, the Company has $
0.03
 million ($
0.2
 million as at March 29, 2025) as a receivable related to these related services, and is presented in accounts receivable and other receivables on the consolidated balance sheet. In December 2025, the Company received a dividend from RMBG, in the amount of U.S. $
1,059,459
(approximately $
1.47
 million in Canadian dollars) and U.S. $
960,784
(approximately $
1.38
 million in Canadian dollars) in December 2024, based on its respective joint venture shareholdings, which was recorded as a reduction of the equity investment on the balance sheet and an operating cash flow.

(h)
On July 15, 2024, the Company obtained a support letter (“Shareholder Support Letter”) from Mangrove, providing financial support in an amount of up to $3.75 million that is available until July 31, 2025, of which up to $2.75 million is available prior to January 1, 2025 and an additional amount of up to $1.0 million would be available after January 1, 2025. These amounts can be borrowed, if needed, when deemed necessary by the Company, upon approval by the Company’s Board of Directors, until at least July 31, 2025, to assist the Company in satisfying its obligations and debt service requirements as they come due in the normal course of operations, or in maintaining minimum excess availability levels at all times as defined in the Amended Credit Facility and Amended Term Loan. Amounts drawn under this support letter will bear interest at an annual rate of 15%. However, there will be no interest or principal repayments prior to July 31, 2025. On November 27, 2024, the support letter was extended until December 31, 2025.

On June 26, 2025, the Shareholder Support Letter was terminated and replaced with the Mangrove Loan whereby Mangrove entered into a loan agreement with the Company to advance $
3.75
 million of additional indebtedness to fund the Company’s working capital requirements, at an annual interest rate of
15
%, which would be repayable, in full, on December 24, 2026. On July 21, 2025, the Company obtained from Mangrove a deferral of interest payments payable in relation to the Mangrove Loan
, effective immediately and through to July 31, 2026.
On June 5, 2026 the Company amended the Mangrove Loan agreement whereby the loan will bear interest at a rate of 12.2% effective August 1, 2026, and is agreed to be repaid through annual principal payments of $250,000 over a period of three years, commencing in
June 2028
, with a final repayment of $3.0 million within a period of thirty (30) days prior to the
June 2031
maturity date. All interest owed up to July 31, 2026 on the Mangrove Loan is agreed to be paid in a lump sum of approximately $0.3 million, net of withholding taxes, in July 2026. The balance of $0.3 million, net of withholding taxes, is agreed to be paid in 12 equal installments starting in August 2026. Effective August 1, 2026, interest on the outstanding balance on the Mangrove Loan shall be repayable on a monthly basis.

(i)
On July 21, 2025, the Company obtained support letters providing financial support to the Company for an aggregate total amount of up to $1.5 million from (i) Mangrove for up to
$500,000, (ii) Davide Barberis Canonico (a member of the Company’s Board of Directors and the Company’s Interim President and Chief Operating Officer)

for up
 to $800,000, and (iii) Marco Pasteris (the Company’s Vice-President, Business Development and Corporate Operations) for $200,000. These amounts can be borrowed, if needed, when deemed necessary by the Company, upon approval by the Company’s Board of Directors, until at least July 31, 2026, to assist the Company in satisfying its obligations and debt service requirements as they come due in the normal course of operations, or in maintaining minimum excess availability at all times as defined in the Amended Credit Facility and Amended Term Loan. Amounts drawn under these support letters will bear interest at an annual rate of 15%. However, there will be no interest or principal repayments prior to July 31, 2026.

(j)
Effective September 30, 2025, the Company signed a one-year agreement with 4Clover 2020 LLP, in connection with the appointment of Mr. Davide Barberis Canonico as Interim President and Chief Operating Officer. Under this agreement, the Company pays a fee of £500 (approximately $934 in Canadian dollars) for each business day that services are provided in Canada. The Company also assumes certain expenses, such as accommodations and travel, for a monthly maximum of approximately $10,000. In fiscal 2026, the Company incurred fees of £45,000 (approximately $83,033 in Canadian dollars) in connection with this agreement.